RESIDENTIAL HOMES (Details Textual) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Residential Homes [Member]	Mar. 31, 2014 Residential Homes [Member]	Dec. 31, 2012 Residential Homes [Member]	Dec. 31, 2013 Reven Housing Texas, LLC [Member]
RESIDENTIAL HOMES, NET [Line Items]
Property, Plant and Equipment, Useful Life	27 years 6 months			27 years 6 months
Real Estate Investment Property, at Cost	$ 14,162,978	$ 12,578,635	$ 343,410	$ 10,064,626	$ 11,329,469	$ 276,391	$ 11,971,797